Income Taxes (Tables)	3 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Expense Benefit
The Company’s financial statements include total net loss before taxes of approximately $(2,500,565) for the year ended December 31, 2020. The income tax provision consists of the following:

December 31, 2020
Federal	—
Current	—
Deferred	—
State and local	—
Current	—
Deferred	—
Income tax provision (benefit)	—

Summary of Effective Income Tax Rate Reconciliation
The reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31, 2020
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	(525,119)	21%
Non-deductible Redeemable Warrants	463,013	-19%
Change in valuation allowance	62,106	-2%
Total income tax provision/(benefit)	—	0%

Summary of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2020 are as follows
:

December 31, 2020
Asset ( l iability)
Net o perating l osses	5,294
Capitalized c osts	56,812

Deferred taxes before valuation allowance	62,106
Valuation allowance	(62,106)

Net deferred tax assets/(liabilities), net of allowance	—